Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Digital Assets [Line Items]
Total	$ 1,085	$ 436
Bitcoin BTC [Member]
Schedule of Digital Assets [Line Items]
Total	$ 1,085	$ 436